Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands	Issued capital [member]		Share premium [member]		Reserve of share-based payments [member]	Reserve of exchange differences on translation [member]	Preference shares [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Jun. 30, 2023	$ 308		$ 105,018			$ 1,203		$ (6,492)	$ (96,290)	$ 3,747
IfrsStatementLineItems [Line Items]
Loss for the year									(46,700)	(46,700)
Other comprehensive income/(expense)						(1,201)		7		(1,194)
Increase in equity before transaction with owners in their capacity of owners, equity	308		105,018			2		(6,485)	(142,990)	(44,147)
Equity instruments								150		150
Other issuances
Capital raises	206	[1]	2,862	[1]				(207)		2,861
Employee share awards	19	[1]	340	[1]				241		600
Non-controlling interest
Increase in equity before transaction with owners in their capacity of owners	225		3,202					184		3,611
Balance at Jun. 30, 2024	533		108,220			2		(6,301)	(142,990)	(40,536)
IfrsStatementLineItems [Line Items]
Loss for the year									(15,658)	(15,658)
Other comprehensive income/(expense)						(1,968)		(66)		(2,034)
Increase in equity before transaction with owners in their capacity of owners, equity	533		108,220			(1,966)		(6,367)	(158,649)	(58,229)
Equity instruments			413					302		715
Other issuances	346		4,572					315		5,233
Capital raises	625	[1]	9,163	[1]	60,500			(777)		69,511
Employee share awards								8		8
Non-controlling interest
Increase in equity before transaction with owners in their capacity of owners	971		14,148		60,500			(152)		75,467
Balance at Jun. 30, 2025	1,504		122,368		60,500	(1,966)		(6,519)	(158,649)	17,238
IfrsStatementLineItems [Line Items]
Loss for the year									(49,732)	(49,732)
Other comprehensive income/(expense)						924				924
Increase in equity before transaction with owners in their capacity of owners, equity	1,504		122,368		60,500	(1,042)		(6,519)	(208,381)	(31,570)
Equity instruments	307		3,220				24,775	377		28,679
Capital raises	419	[1]	18,909	[1]				(1,071)		18,257
Employee share awards
Increase in equity before transaction with owners in their capacity of owners	2,183		43,370			418	24,775	(2,243)		68,504
Adjustments to b/f
Other issuances	1,457		21,241					880		23,578
Transfers/derecognition						418		(3,800)		(3,382)
Dividend reserve								690		690
Warrant Reserve								682		682
Balance at Jun. 30, 2026	$ 3,687		$ 165,738		$ 60,500	$ (624)	$ 24,775	$ (8,762)	$ (208,381)	$ 36,934

[1]	During the year ended June 30, 2026, the company issued 1,434,051 shares and 610,698 in July 2025 and August 2025, raising gross proceeds amounting to $8.7 million and $3.7 million, respectively pursuant to an F1 registration statement. Additionally, for the Regulation S equity raise, the company entered into private placement agreements with Abri Advisors Ltd for 615,714 shares with $2.15 million in gross proceeds, Mustafa for 400,000 shares with $1.7 million in gross proceeds, HRH for 250,000 shares with $0.412 million in gross proceeds, Brownstone Capital for 1,257,298 shares with $3.521 million in gross proceeds, TAG for 6,500,000 shares with $7.8 million in gross proceeds.